DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash collateral					$ 13.0		$ 3.5
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount					4,725.0		10,400.0
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge					(0.4)
Notional amount | kr				kr 222.5		kr 250.0		kr 257.0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge					(11.1)
Notional amount					$ 597.8		$ 512.8		$ 406.4
Fair value adjustments on hedging instruments	$ (11.7)	$ (13.0)	$ (0.7)